AMERICAN MUNICIPAL
TERM TRUSTS


BXT
CXT

SEMIANNUAL REPORT
JUNE 30,2001


[US BANCORP, PIPER JAFFRAY LOGO]
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[US BANCORP, PIPER JAFFRAY LOGO]

AMERICAN MUNICIPAL
TERM TRUSTS

    TABLE OF CONTENTS

2   Fund Overview

7   Financial Statements and Notes

    Investments in Securities

    19 BXT

    25 CXT

PRIMARY INVESTMENTS

High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

American Municipal Term Trust II (BXT) and American Municipal Term Trust III
(CXT) are diversified, closed-end management investment companies. The investment objectives of BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2002 and April 15, 2003, respectively--although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that any fund will achieve its objective.


NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS

Based on net asset value for the periods ended June 30, 2001

[BAR CHART]

                                          ONE YEAR  FIVE YEAR  SINCE INCEPTION
AMERICAN MUNICIPAL TERM TRUST II
(BXT, inception 9/26/1991)                  6.92%     5.42%        7.49%

AMERICAN MUNICIPAL TERM TRUST III
(CXT, inception 11/27/1992)                 8.61%     6.59%        7.56%


All total returns are through June 30, 2001, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

- Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended June 30, 2001, were 11.49%, 6.96%, and 7.05% for BXT and 13.46%, 7.84%, and 6.82% for CXT. These
returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases. -PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to NAV. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

FUND OVERVIEW


August 15, 2001

DURING THE SEMIANNUAL PERIOD ENDING JUNE 30, 2001, THE TWO AMERICAN MUNICIPAL TERM TRUSTS (BXT AND CXT) REMAINED ON TRACK TO RETURN $10 PER SHARE AT THEIR RESPECTIVE TERMINATION TARGETS IN 2002 AND 2003 AND CONTINUED TO PROVIDE HIGH TAX-EXEMPT INCOME. As of June 30, 2001, the net asset values of BXT and CXT were $10.86 and $11.12, respectively. The funds maintained their monthly common stock distributions of 5.17 cents and 4.75 cents per share that they have paid since inception.

INTERMEDIATE- AND LONG-TERM MUNICIPAL BOND RATES MOVED DOWNWARD AND THEN ROSE AGAIN DURING THE SIX MONTHS, STABILIZING AT HISTORICALLY LOW LEVELS. Rates on the Bond Buyer 20 Index--a group of 20 long-term municipal bonds rated A or better--began the period at 5.14% and ended at 5.21%. These relatively low rates caused refundings of municipal bonds to explode, up 300% from the same time frame last year. Much like home buyers refinance their homes during periods of low rates, municipal bond issuers refund their debt in advance of the call date or maturity date of the bond and reissue debt at a new, lower rate.

THE MUNICIPAL BOND MARKETPLACE HAS SEEN A COMPLETE REVERSAL IN THE TRENDS OF SUPPLY AND DEMAND OVER THE PAST SIX MONTHS. Overall supply of bonds issued for new money (not including refundings) is up 16% compared to this time frame last year. This comes on the heels of an extended period of decreasing


BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS'
TERMINATION DATES


                                                BXT            CXT
                                             INCEPTION      INCEPTION
                                             9/26/1991      11/27/1992
At the Fund's Inception                         0%              0%
As of June 30, 2001                            61%             47%

[SIDENOTE]
FUND MANAGEMENT

DOUG WHITE, CFA,
is primarily responsible for the management of the American Municipal Term Trusts. He has 18 years of financial experience.

CATHERINE STIENSTRA
assists with the management of the American Municipal Term Trusts. She has 13 years of financial experience.

supply, as municipalities did not need to issue as much debt during the economic boom. Typically an increase in supply would cause rates for municipal bonds to rise. However, the marketplace has also seen a big increase in demand for bonds in general, including municipals, as the stock market has continued to flounder this year. The supply and demand trends have contributed to the relatively stable rate levels in the municipal market. These trends have had little effect on the trusts, as their turnover remains low in anticipation of their upcoming termination dates.

DECREASING SHORT-TERM INTEREST RATES ALLOWED BXT AND CXT TO CONTINUE TO ADD TO THEIR DIVIDEND RESERVES DURING THE PERIOD. The Federal Reserve has lowered short-term interest rates six times since the end of last year, its most aggressive rate-cutting campaign since the country's last recession. The funds' preferred stock earns more income during periods of low shorter-term interest rates, which in turn can help the dividend reserve to grow. (See page 5 for an explanation of preferred stock.) The dividend reserve for BXT increased to 84 cents and CXT increased to 75 cents as of June 30, 2001. However, keep in mind that the trusts will likely begin to draw down their dividend reserves somewhat to maintain their monthly common stock distributions as the portfolios get closer to their termination target dates.

DISTRIBUTION HISTORY SINCE INCEPTION


                                                             BXT       CXT
                                                         INCEPTION   INCEPTION
                                                         9/26/1991   11/27/1992
Total Monthly Income Distributions Through 6/30/2001
  Common Shareholders                                       $6.13      $4.87
  Preferred Shareholders (On a Common Share Basis)          $1.61      $1.40
Total Capital Gains Distributions to Common
Shareholders Through 6/30/2001                              $0.14      $0.13

AS THE TRUSTS APPROACH THEIR TERMINATION DATES, WE ARE CONTINUING OUR STRATEGY OF REDUCING THE RISK IN THE PORTFOLIOS. The main way we are reducing risk is by calling in or redeeming their preferred stock. We expect to redeem all of BXT's outstanding preferred stock by year-end and anticipate beginning this process with CXT in early- to mid-2002. In addition, we have been selling off longer-maturity bonds as opportunities arise and replacing them with bonds that mature closer to the termination target dates of the trusts. In BXT and CXT, 61% and 47% of their holdings mature within a year of the funds' termination target dates, respectively.

ALTHOUGH BOTH FUNDS' NET ASSET VALUES ARE SUBSTANTIALLY ABOVE THE $10 GOAL, WE ANTICIPATE THEY WILL TREND DOWNWARD AS THE PORTFOLIOS NEAR TERMINATION. Three factors cause this decline in net asset value. First, because of the strategy of selling longer-term bonds as the funds near termination, the funds may realize gains that will be distributed to shareholders. Second, shorter-term securities may not generate enough income to maintain the funds' current common stock distribution levels, which would cause the funds to dip into their dividend reserves. Because both the capital gains and the dividend

NET ASSET VALUE SUMMARY OF COMMON SHARES


                                                          BXT        CXT
                                                      INCEPTION   INCEPTION
                                                      9/26/1991   11/27/1992
Initial Offering Price                                  $10.00      $10.00
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                            -$0.66      -$0.67
Accumulated Realized Gains on 6/30/2001                 +$0.05        -
SUBTOTAL                                                 $9.39       $9.33
Dividend Reserve
(Undistributed Net Investment Income) on 6/30/2001      +$0.84      +$0.75
Unrealized Appreciation on Investments on 6/30/2001     +$0.63      +$1.04
NET ASSET VALUE PER SHARE ON 6/30/2001                  $10.86      $11.12

reserves are part of the net asset value of the funds, the net asset values will decrease as they get paid out. Third, some of the bonds in the portfolios currently have market values greater than their maturity or redemption values. Over time, their market prices will converge toward prices that are at or near their maturity or refunding prices.

AS A QUICK TURNAROUND FOR THE U.S. ECONOMY REMAINS ELUSIVE, WE WILL CONTINUE TO CLOSELY MONITOR THE CREDIT RATINGS OF THE BONDS WE OWN IN THESE TWO TRUSTS. We will also continue to execute our strategies for reducing risk and managing the net asset values and income streams of the funds. We currently do not see any events that would cause us to fall short of the trusts' objectives. As always, thank you for your investment in the American Municipal Term Trusts and the confidence that you have placed in our management team. We hope we have helped you meet some of your financial goals with your investment in these funds.

PREFERRED STOCK

The preferred stock issued by BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the NAV of the fund and the market value of shares of common stock.

PORTFOLIO COMPOSITION
As a percentage of total assets on June 30, 2001

[CHART]


AMERICAN MUNICIPAL TRUST II
Recreation Revenue                                   1%
Investment Companies Revenue                         1%
Tax Revenue                                          5%
General Obligations                                 18%
Transportation Revenue                               2%
Other Assets                                         2%
Utility Revenue                                     21%
Financial Authority                                  2%
Short Term                                           1%
Housing Revenue                                      6%
Industrial Development Revenue                       5%
Health Care Revenue                                 22%
Education Revenue                                   14%

[CHART]


AMERICAN MUNICIPAL TRUST III
Health Care Revenue                                 21%
IDR Pollution Control Revenue                        5%
General Obligations                                 18%
Other Assets                                         2%
Education Revenue                                    7%
Municipal Bond Bank                                  3%
Related Money Market Fund                            1%
Utility Revenue                                     33%
Economic Development Revenue                         2%
Building Revenue                                     3%
Housing Revenue                                      5%

FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2001
 ................................................................................

                                                                AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL
                                                              TERM TRUST II  TERM TRUST III
                                                              -------------  --------------
ASSETS:
Investments in securities at market value* (note 2) ........  $102,972,709    $ 84,364,627
Cash in bank on demand deposit .............................            --          97,200
Accrued interest receivable ................................     1,522,169       1,141,195
                                                              ------------    ------------
  Total assets .............................................   104,494,878      85,603,022
                                                              ------------    ------------

LIABILITIES:
Preferred stock dividends payable (note 3) .................        10,236          10,101
Accrued investment management fee ..........................        21,438          17,564
Accrued administrative fee .................................         8,979           8,209
Other accrued expenses .....................................        46,899          31,040
                                                              ------------    ------------
  Total liabilities ........................................        87,552          66,914
                                                              ------------    ------------
  Net assets applicable to outstanding capital stock .......  $104,407,326    $ 85,536,108
                                                              ============    ============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $ 93,277,741    $ 76,083,608
Undistributed net investment income ........................     6,168,559       3,935,087
Accumulated net realized gain on investments ...............       338,406             420
Net unrealized appreciation of investments .................     4,622,620       5,516,993
                                                              ------------    ------------

  Total-representing net assets applicable to outstanding
    capital stock ..........................................  $104,407,326    $ 85,536,108
                                                              ============    ============
* Investments in securities at identified cost .............  $ 98,350,089    $ 78,847,634
                                                              ============    ============

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $ 79,907,326    $ 58,936,108
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     7,355,820       5,300,000
Net asset value ............................................  $      10.86    $      11.12
Market price ...............................................  $      10.72    $      10.87

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 24,500,000    $ 26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................           980           1,064
Liquidation preference per share ...........................  $     25,000    $     25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2001 Semiannual Report  7  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 2001
 ................................................................................

                                                                AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL
                                                              TERM TRUST II  TERM TRUST III
                                                              -------------  --------------
INCOME:
Interest  ..................................................  $  3,260,661    $  2,451,845
Dividends ..................................................        37,542              --
                                                              ------------    ------------

  Total investment income ..................................     3,298,203       2,451,845
                                                              ------------    ------------

EXPENSES (NOTE 5):
Investment management fee ..................................       139,454         105,929
Administrative fee .........................................       111,792          84,231
Remarketing agent fee ......................................        46,277          33,270
Custodian fees .............................................         8,367           6,356
Transfer agent fees ........................................        10,614          10,185
Registration fees ..........................................         9,295           9,294
Reports to shareholders ....................................        13,468          12,220
Directors' fees ............................................         1,501           1,500
Audit and legal fees .......................................        18,348          18,348
Other expenses .............................................        15,328          13,913
                                                              ------------    ------------
  Total expenses ...........................................       374,444         295,246
                                                              ------------    ------------

  Net investment income ....................................     2,923,759       2,156,599
                                                              ------------    ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................       273,091           6,156
Unrealized appreciation (depreciation) of investments ......      (309,429)        303,837
                                                              ------------    ------------

  Net gain (loss) on investments ...........................       (36,338)        309,993
                                                              ------------    ------------

    Net increase in net assets resulting
      from operations ......................................  $  2,887,421    $  2,466,592
                                                              ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2001 Semiannual Report  8  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                      TERM TRUST II
                                                              -----------------------------
                                                                Six Months
                                                                  Ended
                                                                 6/30/01       Year Ended
                                                               (Unaudited)      12/31/00
                                                              --------------  -------------
OPERATIONS:
Net investment income ......................................   $  2,923,759   $  6,240,008
Net realized gain on investments ...........................        273,091        211,392
Unrealized depreciation of investments .....................       (309,429)      (176,757)
                                                               ------------   ------------

  Net increase in net assets resulting from operations .....      2,887,421      6,274,643
                                                               ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................     (1,901,479)    (4,798,937)
    Preferred stock dividends ..............................       (550,448)    (1,480,904)
From net realized gains:
    Common stock dividends .................................             --       (108,866)
    Preferred stock dividends ..............................             --        (39,500)
                                                               ------------   ------------
  Total distributions ......................................     (2,451,927)    (6,428,207)
                                                               ------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions .....    (12,500,000)            --
                                                               ------------   ------------
  Total decrease in net assets .............................    (12,064,506)      (153,564)

Net assets at beginning of period ..........................    116,471,832    116,625,396
                                                               ------------   ------------

Net assets at end of period ................................   $104,407,326   $116,471,832
                                                               ============   ============

Undistributed net investment income ........................   $  6,168,559   $  5,696,727
                                                               ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2001 Semiannual Report  9  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                     TERM TRUST III
                                                              -----------------------------
                                                                Six Months
                                                                  Ended
                                                                 6/30/01       Year Ended
                                                               (Unaudited)      12/31/00
                                                              --------------  -------------
OPERATIONS:
Net investment income ......................................   $  2,156,599   $  4,261,590
Net realized gain (loss) on investments ....................          6,156         (5,736)
Unrealized appreciation of investments .....................        303,837      1,104,403
                                                               ------------   ------------

  Net increase in net assets resulting from operations .....      2,466,592      5,360,257
                                                               ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................     (1,258,750)    (3,121,700)
    Preferred stock dividends ..............................       (432,647)    (1,045,368)
                                                               ------------   ------------
  Total distributions ......................................     (1,691,397)    (4,167,068)
                                                               ------------   ------------

  Total increase in net assets .............................        775,195      1,193,189

Net assets at beginning of period ..........................     84,760,913     83,567,724
                                                               ------------   ------------

Net assets at end of period ................................   $ 85,536,108   $ 84,760,913
                                                               ============   ============

Undistributed net investment income ........................   $  3,935,087   $  3,469,885
                                                               ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2001 Semiannual Report  10  American Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade municipal obligations, including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value," that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed-income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Fixed-income securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the

--------------------------------------------------------------------------------

           2001 Semiannual Report  11  American Municipal Term Trusts

--------------------------------------------------------------------------------
                securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Pricing services value equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there are no reported sales of a security on the valuation date, it is valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there are no sales and no published bid and asked quotations for a security on the valuation date or the security is not traded on an exchange or Nasdaq, the pricing service may obtain market quotations directly from broker-dealers.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of June 30, 2001, the funds had no outstanding when-issued or forward-commitments.

--------------------------------------------------------------------------------

           2001 Semiannual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date, and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances
--------------------------------------------------------------------------------

           2001 Semiannual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
                into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III have issued and, as of June 30, 2001, have outstanding 980 shares and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 2001, the dividend rates were 3.05% and 2.31% for American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

--------------------------------------------------------------------------------

           2001 Semiannual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2001, were as follows:

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
                                          TERM TRUST II  TERM TRUST III
                                          -------------  --------------
Purchases ..............................   $ 6,897,015     $1,325,789
Proceeds from sales ....................    18,576,700      1,535,027

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the agreement), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the advisor), a subsidiary of U.S. Bank National Association and successor to First American Asset Management, manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. Each fund's agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.25% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the fund.

                Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services, to each fund. Each fund's administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the administrator provides regulatory reporting and record-keeping services for the fund.

--------------------------------------------------------------------------------

           2001 Semiannual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------

                REMARKETING AGENT FEE
                Each fund has entered into a remarketing agreement with Merrill Lynch (the remarketing agent). Each remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal and auditing services, insurance, interest, taxes, and other miscellaneous expenses.

                During the six months ended June 30, 2001, American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III paid $8,559 and $6,376, respectively, to U.S. Bank for custody services.

(6) CAPITAL SHARE
    TRANSACTIONS
 ............................
                In preparation for the anticipated termination and liquidation of American Municipal Term Trust Inc. II on or about April 15, 2002, the fund redeemed a portion of the outstanding shares of its preferred stock at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through the redemption date. The fund redeemed the following shares of preferred stock:

DATE                                      SHARES     COST
----                                      ------  -----------
4/10/01 ................................    180   $ 4,500,000
8/5/01 .................................    320     8,000,000
                                          -----   -----------
                                            500   $12,500,000
                                          =====   ===========

--------------------------------------------------------------------------------

           2001 Semiannual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) PARENT COMPANY
ACQUISITION
 ............................
                On October 4, 2000, U.S. Bancorp, the parent company of the funds' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On
                February 27, 2001, this acquisition became effective. The new company is named U.S. Bancorp.

--------------------------------------------------------------------------------

           2001 Semiannual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(8) FINANCIAL
HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                            Six Months
                                               Ended                     Year Ended December 31,
                                              6/30/01      ---------------------------------------------------
                                            (Unaudited)     2000       1999      1998(g)     1997       1996
                                            -----------    -------    -------    -------    -------    -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $10.80       $10.82     $11.55     $11.60     $11.43     $11.71
                                              ------       ------     ------     ------     ------     ------
Operations:
  Net investment income ................        0.40         0.84       0.88       0.89       0.89       0.90
  Net realized and unrealized gains
    (losses) on investments ............       (0.01)        0.01      (0.72)     (0.09)      0.14      (0.35)
                                              ------       ------     ------     ------     ------     ------
    Total from operations ..............        0.39         0.85       0.16       0.80       1.03       0.55
                                              ------       ------     ------     ------     ------     ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.26)       (0.65)     (0.72)     (0.62)     (0.62)     (0.62)
    Paid to preferred shareholders .....       (0.07)       (0.20)     (0.17)     (0.18)     (0.17)     (0.17)
  From net realized gains
    on investments
    Paid to common shareholders ........          --        (0.01)        --      (0.04)     (0.05)     (0.03)
    Paid to preferred shareholders .....          --        (0.01)        --      (0.01)     (0.02)     (0.01)
                                              ------       ------     ------     ------     ------     ------
  Total distributions to
    shareholders .......................       (0.33)       (0.87)     (0.89)     (0.85)     (0.86)     (0.83)
                                              ------       ------     ------     ------     ------     ------
Net asset value, common stock, end of
  period ...............................      $10.86       $10.80     $10.82     $11.55     $11.60     $11.43
                                              ======       ======     ======     ======     ======     ======
Market value, common stock, end of
  period ...............................      $10.72       $10.44     $10.13     $11.56     $11.38     $10.75
                                              ======       ======     ======     ======     ======     ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................        2.96%        6.16%     (0.13)%     5.36%      7.57%      3.33%
Total return, common stock, market
  value (b) ............................        6.48%        9.86%     (6.49)%     7.65%     12.46%      7.66%
Net assets at end of period
  (in millions) ........................      $  104       $  116     $  117     $  122     $  122     $  121
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................        0.86%(h)     0.98%      0.97%      0.89%      0.91%      0.92%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............        5.45%(h)     6.00%      6.33%      6.12%      6.21%      6.41%
Portfolio turnover rate (excluding
  short-term securities) ...............           6%          15%         2%         2%         6%         6%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   25       $   37     $   37     $   37     $   37     $   37
Asset coverage per share (in
  thousands) (f) .......................      $  107       $   79     $   79     $   82     $   83     $   82
Liquidation preference and market value
  per share (in thousands) .............      $   25       $   25     $   25     $   25     $   25     $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.67%, 0.67%, 0.67%, 0.62%, 0.64% AND 0.64% FOR THE SIX MONTHS ENDED JUNE 30, 2001, AND FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.25%, 5.36%, 5.44%, 5.32%, 5.36%, AND 5.48% FOR THE SIX MONTHS ENDED JUNE 30,
     2001, AND FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

           2001 Semiannual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

(8) FINANCIAL
HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                            Six Months
                                               Ended                     Year Ended December 31,
                                              6/30/01      ---------------------------------------------------
                                            (Unaudited)     2000       1999       1998       1997       1996
                                            -----------    -------    -------    -------    -------    -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $10.97       $10.75     $11.46     $11.39     $10.92     $11.11
                                              ------       ------     ------     ------     ------     ------
Operations:
  Net investment income ................        0.41         0.81       0.83       0.81       0.82       0.83
  Net realized and unrealized gains
    (losses) on investments ............        0.06         0.20      (0.81)      0.08       0.47      (0.27)
                                              ------       ------     ------     ------     ------     ------
    Total from operations ..............        0.47         1.01       0.02       0.89       1.29       0.56
                                              ------       ------     ------     ------     ------     ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.24)       (0.59)     (0.57)     (0.57)     (0.57)     (0.57)
    Paid to preferred shareholders .....       (0.08)       (0.20)     (0.16)     (0.17)     (0.16)     (0.18)
  From net realized gains
    on investments
    Paid to common shareholders ........          --           --         --      (0.06)     (0.07)        --
    Paid to preferred shareholders .....          --           --         --      (0.02)     (0.02)        --
                                              ------       ------     ------     ------     ------     ------
  Total distributions to
    shareholders .......................       (0.32)       (0.79)     (0.73)     (0.82)     (0.82)     (0.75)
                                              ------       ------     ------     ------     ------     ------
Net asset value, common stock, end of
  period ...............................      $11.12       $10.97     $10.75     $11.46     $11.39     $10.92
                                              ======       ======     ======     ======     ======     ======
Market value, common stock, end of
  period ...............................      $10.87       $10.44     $ 9.94     $11.25     $10.94     $10.38
                                              ======       ======     ======     ======     ======     ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................        3.54%        7.73%     (1.23)%     6.28%     10.42%      3.65%
Total return, common stock, market
  value (b) ............................        6.91%       11.19%     (6.81)%     8.86%     11.93%      8.38%
Net assets at end of period
  (in millions) ........................      $   86       $   85     $   84     $   87     $   87     $   84
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................        1.01%(h)     1.03%      1.03%      0.95%      0.99%      1.01%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............        5.90%(h)     5.62%      5.98%      5.67%      5.91%      6.08%
Portfolio turnover rate (excluding
  short-term securities) ...............           2%           1%         1%         5%         7%         3%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   27       $   27     $   27     $   27     $   27     $   27
Asset coverage per share (in
  thousands) (f) .......................      $   80       $   80     $   78     $   82     $   82     $   79
Liquidation preference and market value
  per share (in thousands) .............      $   25       $   25     $   25     $   25     $   25     $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.70%, 0.70%, 0.71%, 0.66%, 0.68%, AND 0.69% FOR THE SIX MONTHS ENDED JUNE 30, 2001, AND
     FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.09%, 5.08%, 5.10%, 4.94%, 5.09%, AND 5.26% FOR THE SIX MONTHS ENDED JUNE 30,
     2001, AND FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

           2001 Semiannual Report  19  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                 June 30, 2001
 ......................................................................................

                                                         Principal            Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
MUNICIPAL LONG-TERM SECURITIES (96.8%):
  COLORADO (1.0%):
    Health Facilities Authority - Parkview Medical
      Center, 4.90%-5.10%, 9/1/03-9/1/05 .........       $1,085,000        $  1,099,850
                                                                           ------------
  FLORIDA (2.2%):
    Manatee County, Zero-Coupon (MBIA),
      6.91%, 10/1/07 .............................        2,995,000(b)(g)     2,306,449
                                                                           ------------
  ILLINOIS (17.4%):
    Belleville General Obligation (FGIC)
      (Prerefunded to 12/1/01 at 100),
      7.13%, 12/1/08 .............................        1,000,000(b)(e)     1,018,580
    Central Lake County, Zero-Coupon (MBIA),
      6.98%, 5/1/07 ..............................        2,370,000(b)(g)     1,840,258
    Cook County General Obligation (AMBAC)
      (Prerefunded to 11/1/01 at 102),
      6.75%, 11/1/18 .............................        5,000,000(b)(e)     5,167,150
    Decatur, Zero-Coupon (AMBAC),
      6.98%, 10/1/07 .............................        1,250,000(b)(g)       953,237
    Health Facility-Evangelical Hospital (Escrowed
      to maturity) (Callable 4/15/02 at 102),
      6.75%, 4/15/12 .............................          990,000           1,144,321
    Health Facility-Evangelical Hospital
      (Prerefunded to 4/15/02 at 102),
      6.75%, 4/15/12-4/15/17 .....................        1,190,000(e)        1,250,416
    Health Facility-Highland Park Hospital (FGIC),
      5.30%, 10/1/02 .............................        1,265,000(b)        1,301,305
    Higher Education Facility-Augustana College
      (Connie Lee), 4.90%, 10/1/02 ...............          500,000             511,905
    Kendall, Kane, and Will Counties, Zero-Coupon
      (FGIC), 6.96%, 3/1/07 ......................          975,000(b)(g)       762,557
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01 at 100),
      6.75%, 12/1/08-12/1/09 .....................        4,215,000(b)(e)     4,286,908
                                                                           ------------
                                                                             18,236,637
                                                                           ------------
  INDIANA (14.0%):
    Boonville School Building Corporation
      (Callable 7/1/02 at 102), 6.90%, 7/1/09 ....        2,000,000           2,112,220
    Indiana Bond Bank, 5.15%, 2/1/02 .............          900,000             911,259
    Indiana University, Zero-Coupon (AMBAC),
      7.07%, 8/1/07 ..............................        3,180,000(b)(g)     2,435,339
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01 at 102),
      7.00%, 1/15/14-1/15/18 .....................        2,500,000(e)        2,554,600
    Port Commission, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.88%, 5/1/12 ....          450,000             471,344
    Purdue University (AMBAC) (Prerefunded to
      7/1/01 at 102), 7.00%, 7/1/14 ..............        3,000,000(b)(e)     3,060,690

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2001 Semiannual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                         Principal            Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        ------------
    St. Joseph County Hospital Authority (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/12 .............................       $3,000,000(b)(e)  $  3,113,370
                                                                           ------------
                                                                             14,658,822
                                                                           ------------

  IOWA (3.1%):
    Mason City Hospital Facilities (FSA)
      (Prerefunded to 8/15/01 at 102),
      6.88%, 8/15/09 .............................        1,265,000(b)(e)     1,296,916
    Polk County Health Facilities (MBIA)
      (Prerefunded to 11/1/01 at 101),
      7.10%, 11/1/09 .............................        1,895,000(b)(e)     1,941,731
                                                                           ------------
                                                                              3,238,647
                                                                           ------------

  KENTUCKY (1.3%):
    Owensboro Electric Light and Power,
      Zero-Coupon (AMBAC), 6.91%, 1/1/07 .........        1,775,000(b)(g)     1,403,581
                                                                           ------------

  LOUISIANA (4.0%):
    New Orleans General Obligation, Zero-Coupon
      (AMBAC), 7.01%, 9/1/07 .....................        5,000,000(b)(g)     3,829,050
    Parrish of St. Martin, Cargill Inc. Project
      (Callable 10/1/02 at 102),
      6.63%, 10/1/12 .............................          300,000(c)          315,462
                                                                           ------------
                                                                              4,144,512
                                                                           ------------

  MICHIGAN (3.0%):
    Detroit General Obligation, 6.50%, 4/1/02 ....        2,000,000           2,048,760
    State Housing Development Authority (FSA)
      (Callable 10/15/02 at 103),
      6.85%, 10/15/18 ............................        1,000,000(b)        1,043,990
                                                                           ------------
                                                                              3,092,750
                                                                           ------------

  MINNESOTA (1.8%):
    Burnsville Gross Revenue,
      4.20%-4.50%, 5/1/02-5/1/05 .................          870,000             874,205
    East Grand Forks Industrial Development
      Revenue (Prerefunded 8/10/01 at 102),
      8.00%, 4/1/11 ..............................        1,000,000(e)        1,021,580
                                                                           ------------
                                                                              1,895,785
                                                                           ------------

  MONTANA (2.2%):
    State Board of Investment (MBIA) (Escrowed to
      maturity) (Callable 6/1/01 at 102),
      6.88%, 6/1/20 ..............................        2,000,000(b)        2,247,340
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2001 Semiannual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                         Principal            Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        ------------
  NEVADA (2.0%):
    Clark County School District (FGIC),
      5.75%, 6/15/02 .............................       $2,000,000(b)     $  2,058,240
                                                                           ------------

  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable
      7/1/03 at 102), 5.85%, 7/1/10 ..............          835,000             844,778
                                                                           ------------

  NEW JERSEY (2.0%):
    State Educational Facilities Authority
      (Prerefunded to 7/1/01 at 102),
      6.88%, 7/1/10 ..............................        2,000,000(e)        2,040,440
                                                                           ------------

  NEW YORK (1.0%):
    New York City General Obligation,
      5.10%, 8/1/02 ..............................        1,000,000           1,024,840
                                                                           ------------

  NORTH DAKOTA (1.0%):
    Grand Forks Health Care Authority (MBIA)
      (Callable 12/1/01 at 102),
      6.63%, 12/1/10 .............................        1,000,000(b)        1,035,210
                                                                           ------------

  OKLAHOMA (0.8%):
    Tulsa County Independent School
      District No. 5, 5.00%, 7/1/02 ..............          850,000             868,836
                                                                           ------------

  PENNSYLVANIA (1.4%):
    Dauphin County (AMBAC) (Callable 6/2/08 at
      100), 4.50%, 6/1/26                                 1,490,000(b)        1,499,655
                                                                           ------------

  SOUTH CAROLINA (2.6%):
    Lexington County Health Services (FSA)
      (Prerefunded to 10/1/01 at 102),
      6.75%, 10/1/18 .............................        1,600,000(b)(e)     1,648,256
    South Carolina Ports Authority,
      4.10%, 7/1/02 ..............................        1,010,000           1,020,019
                                                                           ------------
                                                                              2,668,275
                                                                           ------------

  SOUTH DAKOTA (2.7%):
    Health & Education Facility Revenue (AMBAC),
      4.50%, 8/1/02 ..............................          295,000(b)          299,986
    Health and Education Facility Revenue
      (Callable 5/1/01 at 102),
      7.00%, 11/1/07 .............................        2,500,000           2,554,925
                                                                           ------------
                                                                              2,854,911
                                                                           ------------

  TENNESSEE (1.2%):
    Memphis-Shelby County Airport Authority
      (MBIA), AMT, 5.25%, 2/15/02 ................        1,235,000(b)(f)     1,251,524
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2001 Semiannual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                         Principal            Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        ------------
  TEXAS (12.3%):
    Abilene Health Facility Development,
      4.80%, 11/15/02 ............................       $  605,000        $    598,079
    Dallas-Fort Worth International Airport, AMT
      (Callable 11/1/03 at 100),
      5.95%, 5/1/29 ..............................        2,000,000(f)        2,043,940
    Harris County Health Facilities (FSA)
      (Prerefunded to 10/1/01 at 102),
      7.00%, 10/1/14 .............................        2,225,000(b)(e)     2,293,397
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01 at 100), 7.00%, 7/1/15 ..............        4,995,000(b)(e)     4,996,199
    Houston Water and Sewer, Zero-Coupon (AMBAC),
      6.91%, 12/1/07 .............................        3,000,000(b)(g)     2,272,740
    Nueces County Housing Finance Authority,
      6.25%, 7/1/10 ..............................          575,000             588,904
                                                                           ------------
                                                                             12,793,259
                                                                           ------------

  VIRGINIA (4.0%):
    Virginia State HDA Commonwealth Meeting,
      5.13%-5.30%, 1/1/07-1/1/10 .................        3,985,000(b)        4,144,867
                                                                           ------------

  WASHINGTON (9.6%):
    Chelan County Public Utilities District
      (Callable 7/1/03 at 100), AMT,
      7.60%, 7/1/25 ..............................        3,000,000(f)        3,127,320
    Chelan County Public Utilities District
      (MBIA), AMT, 5.45%, 7/1/02                            385,000(b)(f)       393,697
    Clark County Industrial Revenue, AMT (Callable
      8/1/02 at 100), 4.65%, 8/1/07 ..............        1,790,000(f)        1,809,260
    King and Snohomish Counties School District
      (FGIC) (Prerefunded to 12/1/02 at 100),
      6.63%, 12/1/12 .............................          300,000(b)(e)       315,450
    Public Power Supply System, 5.25%, 7/1/01 ....        2,000,000           2,000,280
    Public Power Supply System (Prerefunded to
      7/1/01 at 102), 6.75%, 7/1/11 ..............        1,350,000(e)        1,377,297
    Snohomish County Solid Waste Revenue (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/10 .............................        1,000,000(b)(e)     1,037,880
                                                                           ------------
                                                                             10,061,184
                                                                           ------------

  WEST VIRGINIA (2.0%):
    State Water Development Authority (Prerefunded
      to 11/1/01 at 102),
      7.30%-7.40%, 11/1/11-11/1/19 ...............        2,000,000(e)        2,070,560
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2001 Semiannual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                         Principal            Market
Description of Security                                  Amount/Shares      Value (a)
--------------------------------------------------       ----------        ------------
  WISCONSIN (3.4%):
    Amery Wisconsin Revenue, 4.80%, 6/1/02 .......       $  420,000        $    421,294
    Health and Education Facilities-Gundersen
      Clinic (FSA), 5.10%, 12/1/02 ...............        3,000,000(b)        3,084,300
                                                                           ------------
                                                                              3,505,594
                                                                           ------------

      Total Municipal Long-Term Securities
        (cost: $96,423,926) ......................                          101,046,546
                                                                           ------------

PREFERRED STOCK (0.2%):
    Nuveen Select Quality Fund ...................               40           1,000,000
                                                                           ------------
        (cost: $1,000,000)                                                    1,000,000
                                                                           ------------
MUNICIPAL SHORT-TERM SECURITIES (0.7%):
  MINNESOTA (0.3%):
    Maple Grove Multifamily, 2.70%, 11/1/31 ......          335,000(d)          335,000
                                                                           ------------

  TEXAS (0.2%):
    Harris County, 3.35%, 10/1/17 ................          150,000(d)          150,000
                                                                           ------------

  WASHINGTON (0.2%):
    State Healthcare Facilities Authority Revenue,
      VRDN, 3.35%, 1/1/23 ........................          200,000(b)(d)       200,000
                                                                           ------------

      Total Municipal Short-Term Securities
        (cost: $685,000) .........................                              685,000
                                                                           ------------

RELATED PARTY MONEY MARKET FUND (0.2%):
    First American Tax Free Obligations Fund .....          241,163(h)          241,163
                                                                           ------------
        (cost: $241,163)                                                        241,163
                                                                           ------------

      Total Investments in Securities
        (cost: $98,350,089) (i) ..................                         $102,972,709
                                                                           ============

--------------------------------------------------------------------------------

           2001 Semiannual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     HDA -- HOUSING DEVELOPMENT AUTHORITY
     FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
     FSA -- FINANCIAL SECURITY ASSURANCE
     MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
     VRDN -- VARIABLE RATE DEMAND NOTE
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 2001, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $315,462, OR 0.30% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON
     JUNE 30, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $8,625,741, WHICH REPRESENTS 8.26% OF NET ASSETS.
(g) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(h) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(i) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $4,628,350
      GROSS UNREALIZED DEPRECIATION ......      (5,730)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $4,622,620
                                            ==========

--------------------------------------------------------------------------------

           2001 Semiannual Report  19  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                June 30, 2001
 .....................................................................................

                                                         Principal           Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.3%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue
      (MBIA) (Prerefunded to 11/1/02 at 102),
      6.45%, 11/1/17 .............................       $  500,000(b)(d)  $   532,740
                                                                           -----------
  CALIFORNIA (1.0%):
    State Housing Finance Revenue (FHA),
      4.80%, 8/1/03 ..............................          820,000(b)         845,715
                                                                           -----------
  COLORADO (2.4%):
    Health Facilities Authority Revenue,
      4.65%, 1/1/03 ..............................        1,055,000          1,050,221
    Snowmass Village Multifamily Housing (FSA)
      (Callable 12/15/02 at 102),
      6.25%, 12/15/16 ............................        1,000,000(b)       1,027,430
                                                                           -----------
                                                                             2,077,651
                                                                           -----------
  DISTRICT OF COLUMBIA (2.2%):
    Catholic University of America (Connie Lee)
      (Prerefunded to 10/1/03 at 102),
      6.30%, 10/1/13 .............................        1,000,000(d)       1,086,420
    General Obligation (Escrowed to maturity)
      (MBIA), 4.75%, 6/1/03 ......................          740,000(b)         761,201
                                                                           -----------
                                                                             1,847,621
                                                                           -----------
  FLORIDA (0.9%):
    Broward County School District, Zero-Coupon
      (MBIA), 6.55%,
      2/15/08 ....................................        1,000,000(b)(f)      750,880
                                                                           -----------
  HAWAII (1.5%):
    State General Obligation (FGIC),
      4.80%, 3/1/03 ..............................        1,250,000(b)       1,282,462
                                                                           -----------
  ILLINOIS (18.1%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded
      to 1/1/03 at 102), 6.35%, 1/1/22 ...........        1,000,000(b)(d)    1,066,080
    Health Facility-Alexian Brothers Medical
      Center (MBIA) (Prerefunded to 1/1/02 at
      102), 6.38%, 1/1/15 ........................        1,125,000(b)(d)    1,167,581
    Health Facility-Elmhurst Memorial Hospital
      (FGIC) (Callable 1/1/02 at 102),
      6.50%, 1/1/12 ..............................        1,190,000(b)       1,232,221
    Health Facility-Highland Park Hospital (FGIC),
      5.40%, 10/1/03 .............................        1,000,000(b)       1,045,450
    Health Facility-Lutheran General Systems (FSA)
      (Escrowed to maturity) (Callable 4/1/03 at
      102), 6.13%, 4/1/12 ........................        1,000,000(b)       1,112,900
    Henry Hospital District (AMBAC) (Prerefunded
      to 12/1/02 at 100), 6.60%, 12/1/17 .........        2,000,000(b)(d)    2,103,460

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2001 Semiannual Report  20  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                         Principal           Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        -----------
    Higher Education Facility-Augustana College
      (Connie Lee), 5.00%, 10/1/03 ...............       $  330,000        $   342,154
    Lake County Housing and Finance Corporation
      (FHA) (Callable 11/1/02 at 100),
      6.70%, 11/1/14 .............................        2,000,000(b)       2,029,860
    Rochelle Water and Sewer Revenue (Prerefunded
      to 5/1/02 at 102), 7.15%, 5/1/14 ...........        2,000,000(d)       2,110,340
    State General Obligation (Callable 10/1/02 at
      102), 6.25%, 10/1/12 .......................          410,000            426,384
    State General Obligation (Prerefunded to
      10/1/02 at 102), 6.25%, 10/1/12 ............        2,690,000(d)       2,853,794
                                                                           -----------
                                                                            15,490,224
                                                                           -----------
  INDIANA (14.6%):
    Crawfordsville School Building Corporation
      (Callable 1/1/03 at 102), 6.25%, 7/1/11 ....          500,000            529,560
    Freemont Middle School Building (AMBAC)
      (Prerefunded to 3/15/02 at 101),
      6.75%, 3/15/13 .............................        3,000,000(b)(d)    3,114,930
    Health Facilities-Community Hospital Project
      (MBIA) (Callable 5/1/02 at 102),
      6.40%, 5/1/12 ..............................        5,000,000(b)       5,209,700
    Health Facilities-Methodist Hospital (AMBAC)
      (Escrowed to maturity) (Callable 9/1/02 at
      102), 5.75%, 9/1/15 ........................        1,000,000(b)       1,094,630
    Indiana Health Facility, 5.00%, 5/15/03 ......          255,000            253,909
    Lake County Redevelopment Authority (MBIA)
      (Callable 2/1/05 at 102), 6.45%, 2/1/11 ....        1,600,000(b)       1,729,264
    Patoka Lake Regional Water and Sewer District
      (AMBAC) (Prerefunded to 1/1/04 at 101),
      6.45%, 1/1/15 ..............................          500,000(b)(d)      541,050
                                                                           -----------
                                                                            12,473,043
                                                                           -----------
  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC)
      (Prerefunded to 8/15/03 at 102),
      6.13%, 8/15/13 .............................        1,200,000(b)(d)    1,294,284
                                                                           -----------
  KANSAS (2.3%):
    Kansas City Utility Systems, Zero-Coupon
      (AMBAC), 6.40%, 3/1/08 .....................        1,060,000(b)(f)      788,205
    Kansas City Utility Systems, Zero-Coupon
      (AMBAC) (Escrowed to maturity),
      6.40%, 3/1/08 ..............................        1,515,000(b)(f)    1,131,690
                                                                           -----------
                                                                             1,919,895
                                                                           -----------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at
      102), 6.60%,
      11/1/15 ....................................        2,000,000          2,116,460
                                                                           -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2001 Semiannual Report  21  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                         Principal           Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        -----------
  NEVADA (1.2%):
    Clark County School District (FGIC),
      5.75%, 6/15/03 .............................       $1,000,000(b)     $ 1,048,280
                                                                           -----------

  NEW MEXICO (1.2%):
    Las Cruces Health Facility-Evangelical
      Lutheran Project (FSA) (Callable 12/1/02 at
      102), 6.45%, 12/1/17 .......................        1,000,000(b)       1,038,850
                                                                           -----------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 ......        1,735,000          1,806,309
                                                                           -----------

  NORTH DAKOTA (3.8%):
    Mercer County Pollution Control Revenue
      (AMBAC), 7.20%, 6/30/13 ....................        2,700,000(b)       3,277,962
                                                                           -----------

  OKLAHOMA (1.0%):
    Tulsa County Independent School
      District No. 5, 5.00%, 7/1/03 ..............          850,000            878,824
                                                                           -----------

  RHODE ISLAND (1.5%):
    State Health and Education Building
      Corporation (Connie Lee) (Callable 4/1/03 at
      102), 6.38%, 4/1/12 ........................        1,200,000          1,294,080
                                                                           -----------

  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA)
      (Prerefunded to 1/1/03 at 102),
      6.30%, 1/1/14 ..............................        1,285,000(b)(d)    1,368,975
                                                                           -----------

  SOUTH DAKOTA (2.9%):
    State Building Authority (AMBAC) (Prerefunded
      to 9/1/02 at 102), 6.63%, 9/1/12 ...........          115,000(b)(d)      122,161
    State Building Authority (AMBAC) (Prerefunded
      to 9/1/04 at 100), 6.63%, 9/1/12 ...........        2,235,000(b)(d)    2,376,073
                                                                           -----------
                                                                             2,498,234
                                                                           -----------

  TEXAS (23.3%):
    Austin Utility System Revenue, Zero-Coupon
      (MBIA), 6.53%, 11/15/08                             5,000,000(b)(f)    3,595,450
    Brazos River Authority Revenue, AMT,
      4.80%, 4/1/33 ..............................        1,000,000(e)       1,003,970
    Houston Water and Sewer Revenue (FSA)
      (Prerefunded to 12/1/02 at 102),
      6.38%, 12/1/14 .............................        1,900,000(b)(d)    1,977,976
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02 at 102),
      6.63%, 4/1/17 ..............................        3,300,000(b)(d)    3,460,974
    Pflugerville Independent School District
      (Prerefunded to 8/15/04 at 100),
      5.75%, 8/15/15 .............................          975,000(d)       1,042,402
    San Antonio Electric and Gas, Zero-Coupon
      (FGIC), 6.40%, 2/1/08 ......................        4,500,000(b)(f)    3,371,580

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.
--------------------------------------------------------------------------------

           2001 Semiannual Report  22  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                         Principal           Market
Description of Security                                    Amount           Value (a)
--------------------------------------------------       ----------        -----------
    San Antonio Water Revenue (MBIA) (Callable
      5/15/02 at 102), 6.50%, 5/15/10 ............       $1,585,000(b)     $ 1,665,249
    San Antonio Water Revenue (MBIA) (Escrowed to
      maturity), 6.50%, 5/15/10 ..................          440,000(b)         498,687
    San Antonio Water Revenue (MBIA) (Prerefunded
      to 5/15/02 at 102), 6.50%, 5/15/10 .........          875,000(b)(d)      920,640
    San Antonio Water Revenue (MBIA) (Prerefunded
      to 5/15/04 at 100), 6.50%, 5/15/10 .........          100,000(b)(d)      108,368
    State Capital Appreciation, Zero-Coupon
      (FGIC), 6.43%, 4/1/08 ......................        3,100,000(b)(f)    2,305,718
                                                                           -----------
                                                                            19,951,014
                                                                           -----------

  WASHINGTON (7.5%):
    Chelan County Public Utilities District
      (MBIA), AMT, 5.55%, 7/1/03 .................          305,000(b)(e)      316,889
    Public Power Supply System (Callable 7/1/02 at
      102), 6.25%, 7/1/12 .                                 770,000            804,280
    Public Power Supply System (Prerefunded to
      7/1/01 at 102), 6.50%, 7/1/18 ..............        2,515,000(d)       2,565,828
    Public Power Supply System (Prerefunded to
      7/1/02 at 102), 6.25%, 7/1/12 ..............        2,600,000(d)       2,740,764
                                                                           -----------
                                                                             6,427,761
                                                                           -----------

  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty)
      (Callable 9/1/02 at 102), 6.25%, 9/1/14 ....        2,620,000          2,752,598
                                                                           -----------

  WISCONSIN (0.4%):
    Amery Wisconsin Revenue, 4.90%, 6/1/03 .......          300,000            301,494
                                                                           -----------

      Total Municipal Long-Term Securities
        (cost: $77,758,363) ......................                          83,275,356
                                                                           -----------

MUNICIPAL SHORT-TERM SECURITIES (0.1%):
  WASHINGTON (0.1%):
    Washington State Health Care Facilities
      Authority, VRDN, 3.35%, 1/1/18
        (cost: $100,000) .........................          100,000(b)(c)      100,000
                                                                           -----------

RELATED PARTY MONEY MARKET FUND (1.2%):
    First American Tax Free Obligations Fund
        (cost: $989,271) .........................          989,271(g)         989,271
                                                                           -----------

      Total Investments in Securities
        (cost: $78,847,634) (h) ..................                         $84,364,627
                                                                           ===========

--------------------------------------------------------------------------------

           2001 Semiannual Report  23  American Municipal Term Trusts

--------------------------------------------------------------------------------

Notes to Investements in Securities:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA -- FEDERAL HOUSING AUTHORITY
     FSA -- FINANCIAL SECURITY ASSURANCE
     MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
     VRDN -- VARIABLE RATE DEMAND NOTE
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON
     JUNE 30, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,320,859, WHICH REPRESENTS 1.5% OF NET ASSETS.
(f) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $5,522,403
      GROSS UNREALIZED DEPRECIATION ......      (5,410)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $5,516,993
                                            ==========

--------------------------------------------------------------------------------

           2001 Semiannual Report  24  American Municipal Term Trusts

[US BANCORP, PIPER JAFFRAY LOGO]

AMERICAN MUNICIPAL TERM TRUSTS

2001  SEMIANNUAL REPORT

U.S. Bancorp Piper Jaffray Asset Management, Inc., is a subsidiary of U.S. Bank National Association. Securities products and services are offered through U.S. Bancorp Piper Jaffray Inc., member SIPC and NYSE. U.S. Bancorp Piper Jaffray Inc. and U.S. Bank National Association are separate entities and wholly owned subsidiaries of U.S. Bancorp.


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8/2001    2091-01    BXT-CXT-SA